Leasing Activity, Leasing Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income and Expenses, Lessor [Abstract]
Interest income on lease financing	$ 600	$ 683	$ 853
Variable revenue on lease financing	114	101	107
Fixed revenue on operating leases	972	995	1,169
Variable revenue on operating leases	58	64	47
Other lease-related revenue	125	(164)	(78)
Noninterest income on leases	1,269	996	1,245
Total leasing revenue	1,869	1,679	2,098
Leasing Activity Disclosures Textual [Abstract]
Lease expense	750	867	$ 1,000
Railroad cars used to transport coal [Member]
Leasing Activity Disclosures Textual [Abstract]
Impairment, lessor asset under operating lease		$ 268
Railroad cars [Member]
Leasing Activity Disclosures Textual [Abstract]
Impairment, lessor asset under operating lease	$ 0